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                                                                         497(j)



                                 December 28, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re: Van Kampen Equity Trust II, on behalf of its series, Van Kampen Tax
       Managed Equity Growth and Van Kampen Technology Funds--Rule 497(j) Filing (File Nos. 333-75493 and 811-9279)

Ladies and Gentlemen:

      Van Kampen Equity Trust II, on behalf of its series, Van Kampen Tax Managed Equity Growth and Van Kampen Technology Funds (the "Registrant") filed via EDGAR on December 22, 2000, an electronically signed copy of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

      In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the prospectuses and statements of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please contact me at (630) 684-8370.


                                                Very truly yours,



                                                /s/ Sara L. Badler
                                                -------------------------
                                                Sara L. Badler
                                                Assistant Secretary